Note 8 - Stock (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Apr. 15, 2008		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Nov. 25, 2008
Series A Preferred Stock Issued	3,255
Series A Initial Conversion Rate Shares of Common Stock	1,177
Series B Preferred Stock Issued	2,146
Series B Initial Conversion Rate Shares of Common Stock	1,177
Series C Preferred Stock Issued	3,755.5
Series C Initial Conversion Rate Shares of Common Stock	800
Convertible Preferred Stock Series C Issued	375.5	[1],[2],[3]			3,380	[1],[2],[3]
Convertible Preferred Stock Series B Issued							1,116	[1],[3],[4]	1,030	[1],[3],[4]
Convertible Preferred Stock Series A Issued									419	[1],[3],[5]	575	[1],[3],[5]	810	[1],[3],[5]	562	[1],[3],[5]
Convertible Preferred Stock issued for cash																	890	[1],[3],[5]
Common Stock issued	0		1,082,500	[6]
Accrued dividends	$ 1,495,388				$ 1,353,961		$ 861,872
Additional Paid in Capital
Preferred stock issued for bridge debt at $1,000 per share															$ 889,875

[1]	par value $0.10
[2]	Series C
[3]	$1,000 per share
[4]	Series B
[5]	Series A
[6]	$0.85 per common share